Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Major components of tax expense (income) [abstract]
Schedule of Income Tax Expense

Income tax expense in the consolidated statement of comprehensive income comprises:

	(Dollars in millions)
	Year ended March 31,
	2025	2024	2023
Current taxes
Domestic taxes	1,089	768	830
Foreign taxes	346	247	323
	1,435	1,015	1,153
Deferred taxes
Domestic taxes	(110)	180	54
Foreign taxes	(40)	(18)	(65)
	(150)	162	(11)
Income tax expense	1,285	1,177	1,142

Summary of Reconciliation of Income Tax Provision to Amount Computed by Applying Statutory Income Tax Rate to Income Before Income Taxes

A reconciliation of the income tax provision to the amount computed by applying the statutory income tax rate to the income before income taxes is summarized below:

	(Dollars in millions)
	Year ended March 31,
	2025	2024	2023
Profit before income taxes	4,447	4,346	4,125
Enacted tax rates in India	25.17%	34.94%	34.94%
Computed expected tax expense	1,119	1,519	1,442
Tax effect due to non-taxable income for Indian tax purposes	—	(363)	(362)
Overseas taxes	131	136	132
Tax provision (reversals)	16	(113)	(13)
Effect of differential tax rates	(9)	(69)	(41)
Effect of exempt non-operating income	(4)	(6)	(6)
Effect of unrecognized deferred tax assets	19	25	14
Effect of non-deductible expenses	33	20	19
Others	(20)	28	(43)
Income tax expense	1,285	1,177	1,142

Summary of Expiration of Unused Tax Losses

The following table provides details of expiration of unused tax losses for fiscal 2025:

(Dollars in millions)
Year
2026	25
2027	16
2028	60
2029	80
2030	52
Thereafter	305
Total	538

The following table provides details of expiration of unused tax losses for fiscal 2024:

(Dollars in millions)
Year
2025	2
2026	24
2027	15
2028	56
2029	82
Thereafter	381
Total	560

Summary of Income Tax Assets and Income Tax Liabilities

The following table provides the details of income tax assets and income tax liabilities as of March 31, 2025, and March 31, 2024:

(Dollars in millions)
	As of
	March 31, 2025	March 31, 2024
Income tax assets	538	1,132
Current income tax liabilities	(567)	(430)
Net current income tax assets / (liabilities) at the end	(29)	702

The gross movement in the current income tax assets / (liabilities) for fiscal 2025, 2024 and 2023 is as follows:

	(Dollars in millions)
	Year ended March 31,
	2025	2024	2023
Net current income tax assets / (liabilities) at the beginning	702	374	468
Income tax paid (net)	662	1,114	1,088
Current income tax expense	(1,435)	(1,015)	(1,153)
Interest receivable on income tax refund	39	234	—
Income tax on other comprehensive income	2	—	(2)
Income tax benefit arising on exercise of stock options	4	—	6
Tax impact on buyback expenses	—	—	1
Additions through business combination	—	—	(2)
Translation differences	(3)	(5)	(32)
Net current income tax assets / (liabilities) at the end	(29)	702	374

Summary of Movement in Gross Deferred Income Tax Assets / Liabilities

The movement in gross deferred income tax assets / liabilities (before set off) for fiscal 2025 is as follows:

					(Dollars in millions)
	Carrying value as of April 1, 2024	Changes through profit and loss	Addition through business combination	Changes through OCI	Translation difference	Carrying value as of March 31, 2025
Deferred income tax assets / (liabilities)
Property, plant and equipment	29	(1)	—	—	—	28
Lease liabilities	24	(5)	—	—	(1)	18
Accrued compensation to employees	7	2	—	—	—	9
Trade receivables	27	(1)	—	—	—	26
Compensated absences	75	9	—	—	(1)	83
Post sales client support	7	1	—	—	—	8
Credits related to branch profits	97	(4)	—	—	—	93
Derivative financial instruments	(2)	(3)	—	1	—	(4)
Intangibles	7	1	—	—	—	8
Intangibles arising on business combinations	(34)	17	(63)	—	—	(80)
Branch profit tax	(129)	5	—	—	—	(124)
SEZ reinvestment reserve	(239)	67	—	—	4	(168)
Interest receivable on income tax refund	(58)	49	—	—	1	(8)
Others	28	13	1	(3)	—	39
Total Deferred income tax assets / (liabilities)	(161)	150	(62)	(2)	3	(72)

The movement in gross deferred income tax assets / liabilities (before set off) for fiscal 2024 is as follows:

					(Dollars in millions)
	Carrying value as of April 1, 2023	Changes through profit and loss	Addition through business combination	Changes through OCI	Translation difference	Carrying value as of March 31, 2024
Deferred income tax assets / (liabilities)
Property, plant and equipment	21	9	—	—	(1)	29
Lease liabilities	27	(3)	—	—	—	24
Accrued compensation to employees	8	(1)	—	—	—	7
Trade receivables	32	(5)	—	—	—	27
Compensated absences	70	6	—	—	(1)	75
Post sales client support	30	(23)	—	—	—	7
Credits related to branch profits	87	10	—	—		97
Derivative financial instruments	-	(1)	—	(1)	—	(2)
Intangibles	7	—	—	—	—	7
Intangibles arising on business combinations	(42)	8	-	—	—	(34)
Branch profit tax	(105)	(24)	—	—		(129)
SEZ reinvestment reserve	(164)	(78)	—	—	3	(239)
Interest receivable on income tax refund	-	(58)	—	—	—	(58)
Others	32	(2)	—	(1)	(1)	28
Total Deferred income tax assets / (liabilities)	3	(162)	—	(2)	—	(161)

The movement in gross deferred income tax assets / liabilities (before set off) for fiscal 2023 is as follows:

					(Dollars in millions)
	Carrying value as of April 1, 2022	Changes through profit and loss	Addition through business combination	Changes through OCI	Translation difference	Carrying value as of March 31, 2023
Deferred income tax assets / (liabilities)
Property, plant and equipment	21	2	—	—	(2)	21
Lease liabilities	24	6	—	—	(3)	27
Accrued compensation to employees	7	2	—	—	(1)	8
Trade receivables	28	6	—	—	(2)	32
Compensated absences	70	6	—	—	(6)	70
Post sales client support	17	14	—	—	(1)	30
Credits related to branch profits	89	(2)	—	—	—	87
Derivative financial instruments	(3)	3	—	—	—	-
Intangibles	6	1	—	—	—	7
Intangibles arising on business combinations	(41)	9	(10)	—	—	(42)
Branch profit tax	(110)	5	—	—	—	(105)
SEZ reinvestment reserve	(112)	(62)	—	—	10	(164)
Others	11	21	—	—	—	32
Total Deferred income tax assets / (liabilities)	7	11	(10)	—	(5)	3

The deferred income tax assets and liabilities is as follows:

	(Dollars in millions)
	As of
	March 31, 2025	March 31, 2024
Deferred income tax assets after set off	130	55
Deferred income tax liabilities after set off	(202)	(216)